Non-Controlling Interest	3 Months Ended
Mar. 31, 2026
Non-Controlling Interest [Abstract]
NON-CONTROLLING INTEREST

14. NON-CONTROLLING INTEREST

Non-controlling interests represent equity interests in the Partnership that are not attributable to the Company. As at March 31, 2026, Telesat Corporation held a general partnership interest representing approximately 29% economic interest in the Partnership (December 31, 2025 — approximately 29%). The remaining 71% economic interest represents exchangeable units held by the limited partnership unit holders (December 31, 2025 — 71%).

Net income (loss) attributable to non-controlling interests represents the non-controlling interests’ portion of the Partnership’s net income (loss).